Cover	6 Months Ended
Apr. 30, 2023
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Bruush Oral Care Inc.
Entity Central Index Key	0001913210
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	128 West Hastings Street
Entity Address, Address Line Two	Unit 210
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6B 1G8
City Area Code	(844)
Local Phone Number	427-8774
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.